------------------------------------------------------------
-------------------SEMI-ANNUAL REPORT
------------------------------------------------------------
--------------------
Smith Barney
          Managed
          Municipals
Fund Inc. -----------------------------------------------
August 31, 1995
          Smith Barney Mutual Funds
          Investing for your future.
          Every day.
------------------------------------------------------------
-------------------Smith Barney Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
DEAR SHAREHOLDER:
We are pleased to provide the semi-annual report for Smith Barney Managed Municipals Fund for the six months ended August 31, 1995. During this period the Fund generated a total return of 5.66% for Class A shares. That result beat the 4.80% average total return for all 293 general municipal bond funds for the same period, as reported by Lipper Analytical Services, Inc. The Smith Barney Managed Municipals Fund has an excellent long-term record as well. We are proud to report that in the Lipper general municipal bond fund category, the Fund was ranked number one among 98 funds for the past five years and number one among 53 funds for the past 10 years. The Fund was ranked number four among 209 funds for the past year. These rankings are based on the total returns for the one-, fiveand 10-year periods ended August 31, 1995 and include the effect of management fees and expenses but do not reflect sales charges. Please remember, however, that past performance cannot guarantee future results.
The municipal market had a significant rally during the first eight months of 1995 - climbing from the depths of last fall. After a series of interest-rate hikes orchestrated by the Federal Reserve Board over a 13-month period, the economy has begun to slow down, and inflation numbers have stayed benign. Last November we expected that the bond market would rally and positioned the Fund's portfolio accordingly. At that time, we bought high-grade, discount-coupon long bonds when the market was extremely cheap. Because of this positioning we were able to maximize the Fund's return in the friendlier bond market environment of 1995.
We believe that the market may have hit an interim peak in late June of this year. We have pared some of the Fund's longest maturities and deepest discounts into the mid-June rally. As we return to those levels or pierce them, we will use any further rally to raise our coupons a little higher and shorten maturities a bit. 1995 has been a terrific year for bonds but if you believe in the old adage, "buy low, sell high," then it is clearly time to be more conservative than we were in late 1994 when the market was extremely attractive.
In our view, assuming there is no change in the economic backdrop, the next six months should be relatively benign for the bond market. Municipals are very cheap compared with the government bond market, and with "flat tax" on every politician's lips, will probably remain somewhat cheap in the near future. Potential passage of any tax-reform measures is probably still several years away and is anything but a political certainty. We believe that this confluence

of circumstances probably means that municipals will remain an attractive investment alternative, even in today's tight-supply marketplace.
We thank you for your confidence in our investment management, and we look forward to providing you with superior investment results.
Sincerely,
/s/ Heath B. McLendon         /s/ Joseph P. Deane
Heath B. McLendon             Joseph P. Deane
 Chairman and Investment Officer   Vice President and
                    Investment Officer
September 22, 1995
------------------------------------------------------------
--------------------
Smith Barney Managed Municipals Fund
One of "Ten Terrific Funds - Morningstar Style"
     In the August 1995 issue of the Morningstar Investor newsletter, published by the nationally recognized mutual fund ranking organization, Morningstar, Inc., Smith Barney Managed Municipals Fund was chosen as the "favorite fund" in the municipal bond category. Morningstar put together a list of its top-ten fund picks in investment categories ranging from small-company growth to municipal bond. From their universe of 500 funds, they sought funds "that beat their peers year after year." Morningstar further stated that:
"Each would make a splendid addition to a portfolio in need of a fund of its type."
     In the municipal-bond category, returns were adjusted for taxes, penalizing all capital-gains distributions at the maximum federate rate. Morningstar then examined how often calendar-year tax-adjusted returns (beginning in 1985) beat the national muni-fund group's average tax-adjusted returns.
     According to Morningstar, "Joe Deane's Smith Barney Managed Municipals ran off with the crown."
------------------------------------------------------------
--------------------
2

Smith Barney
Managed Municipals Fund Inc. -------------------------------
------------------------------------------------Historical
Performance -- Class A Shares    ---------------------------
----------------------------------------------------
               Net Asset Value
          -----------------------
          Beginning        End     Income       Capital Gain
Return of       Total
Period Ended   of Period     of Period     Dividends
Distributions      Capital      Returns/(1)/
============================================================
=============================================
8/31/95+   $15.47        $15.87    $0.47            $0.00
$0.00         5.66%
------------------------------------------------------------
--------------------------------------------2/28/95
16.13         15.47  0.95            0.29             0.00
4.11
------------------------------------------------------------
--------------------------------------------2/28/94
16.71         16.13  0.88            0.90             0.00
7.41
------------------------------------------------------------
--------------------------------------------2/28/93
15.62         16.71  1.00            0.52             0.03
17.92
------------------------------------------------------------
---------------------------------------------
2/28/92        14.98     15.62     1.05 0.00      0.02 11.79
------------------------------------------------------------
--------------------------------------------2/28/91
15.00     14.98     1.09 0.00      0.03 7.65
------------------------------------------------------------
--------------------------------------------2/28/90
14.83     15.00     1.10 0.00      0.00 8.78
------------------------------------------------------------
--------------------------------------------2/28/89
15.05     14.83     1.11 0.16      0.00 7.31
------------------------------------------------------------
--------------------------------------------2/28/88
15.88     15.05     1.12 0.01      0.00 2.33
------------------------------------------------------------
--------------------------------------------2/28/87
15.67     15.88     1.16 0.43      0.00 12.35
------------------------------------------------------------
--------------------------------------------2/28/86
13.39     15.67     1.22 0.08      0.00 28.25
============================================================
============================================= Total
$11.15           $2.39     $0.08
============================================================
=============================================
------------------------------------------------------------
--------------------
Historical Performance -- Class B Shares -------------------
------------------------------------------------------------
-

          Net Asset Value
     -----------------------
     Beginning        End         Income       Capital Gain
Return of       Total
Period Ended   of Period     of Period     Dividends
Distributions   Capital      Returns/(1)/
============================================================
=============================================
8/31/95+   $15.47        $15.87        $0.43           $0.00
$0.00      5.38%
------------------------------------------------------------
--------------------------------------------2/28/95
16.13     15.47     0.86 0.29   0.00     3.54
------------------------------------------------------------
--------------------------------------------2/28/94
16.71     16.13     0.80 0.90   0.00     6.86
------------------------------------------------------------
--------------------------------------------Inception*
 - 2/28/93          15.81     16.71     0.31 0.52   0.01
11.26
============================================================
============================================= Total
$2.40           $1.71     $0.01
============================================================
=============================================
------------------------------------------------------------
--------------------
Historical Performance -- Class C Shares -------------------
------------------------------------------------------------
-

          Net Asset Value
     -----------------------
     Beginning        End         Income       Capital Gain
Return of       Total
Period Ended   of Period     of Period     Dividends
Distributions   Capital      Returns/(1)/
============================================================
=============================================
8/31/95+   $15.47        $15.86         $0.43
$0.00       $0.00    5.32%
------------------------------------------------------------
--------------------------------------------Inception*
 - 2/28/95          14.30     15.47     0.27 0.29      0.00
12.36
============================================================
============================================= Total
$0.70           $0.29      $0.00
============================================================
=============================================
Smith Barney
 Managed Municipals Fund Inc. ------------------------------
-------------------------------------------------Historical
Performance -- Class Y Shares    ---------------------------
----------------------------------------------------
          Net Asset Value
     -----------------------
     Beginning        End      Income   Capital Gain
Return of   Total
Period Ended   of Period     of Period  Dividends
Distributions   Capital  Returns/(1)/
============================================================
=============================================
Inception*
 - 8/31/95       $15.63        $15.86     $0.40
$0.00       $0.00      4.82%
============================================================
=============================================
It is the Fund's policy to distribute dividends monthly and
capital gains, if
any, annually.
------------------------------------------------------------
--------------------
Average Annual Total Return        -------------------------
-------------------------------------------------------

          Without Sales Charge/(1)/ ------------------------
--------------------------Class A       Class B        Class
C       Class Y
============================================================
======================================
 Six Months Ended 8/31/95+         5.66%               5.38%
5.32%     N/A
------------------------------------------------------------
-------------------------------------Year Ended 8/31/95
9.97           9.45 N/A  N/A
------------------------------------------------------------
-------------------------------------Five Years Ended
8/31/95        10.60               N/A  N/A  N/A
------------------------------------------------------------
-------------------------------------Ten Years Ended 8/31/95
10.14               N/A  N/A  N/A
------------------------------------------------------------
-------------------------------------Inception* through
8/31/95        11.53               9.71 18.42     4.82
------------------------------------------------------------
--------------------------------------
               With Sales Charge/(2)/ ----------------------
----------------------------Class A          Class B
Class C       Class Y
============================================================
======================================
Six Months Ended 8/31/95+          1.43%               0.88%
4.32%     N/A
------------------------------------------------------------
-------------------------------------Year Ended 8/31/95
5.57           4.95 N/A  N/A
------------------------------------------------------------
-------------------------------------Five Years Ended
8/31/95        9.70           N/A  N/A  N/A
------------------------------------------------------------
-------------------------------------Ten Years Ended 8/31/95
9.69           N/A  N/A  N/A
------------------------------------------------------------
-------------------------------------Inception* through
8/31/95        11.21               8.80 17.42     4.82
------------------------------------------------------------
-------------------------------------
4
Smith Barney
Managed Municipals Fund Inc. -------------------------------
-------------------------------------------------
Cumulative Total Return
 -----------------------------------------------------------
--------------------
Without Sales Charge/(1)/ -------------------------
Class A (8/31/85 through 8/31/95)               162.61%
------------------------------------------------------------
-------------------Class B (Inception* through 8/31/95)
29.81
------------------------------------------------------------
-------------------Class C (Inception* through 8/31/95)
18.42
------------------------------------------------------------
-------------------Class Y (Inception* through 8/31/95)
4.82
------------------------------------------------------------
-------------------
(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and then by 1.00% per year thereafter until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class B, C and Y shares are November 6, 1992, November 9, 1994 and April 4, 1995, respectively.
     + Represents total return for the period from March 1, 1995 through
          August 31, 1995, not annualized.

Smith Barney
Managed Municipals Fund Inc. -------------------------------
------------------------------------------------Historical
Performance
------------------------------------------------------------
--------------------
                    Growth of $10,000 Invested in Class A
Shares of
          Smith Barney Managed Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the
Lipper Peer Group Average+ (unaudited)
 -----------------------------------------------------------
---------------------
                                        August 1985 - August
1995
                                             [GRAPH APPEARS
HERE]

                              SB Managed Municipals Fund
Inc.           Lehman Bros. Municipal Bond Index     Lipper
Peer Group Average -----------------------------------------
------------------------------------------------------------
----------------------------
8/85                                                  9,601
10,000                      10,000
------------------------------------------------------------
------------------------------------------------------------
---------8/86
11,784                       12,309
12,269
------------------------------------------------------------
------------------------------------------------------------
---------8/87
12,188                       12,879
12,544
------------------------------------------------------------
------------------------------------------------------------
---------8/88  13,113    13,765    13,406
------------------------------------------------------------
------------------------------------------------------------
---------8/89  14,625    15,278    14,907
------------------------------------------------------------
------------------------------------------------------------
---------8/90  15,237    16,259    15,615
------------------------------------------------------------
------------------------------------------------------------
---------8/91  17,191    18,178    17,442
------------------------------------------------------------
------------------------------------------------------------
---------8/92  19,165    20,207    19,416
------------------------------------------------------------
------------------------------------------------------------
---------8/93  22,451    22,673    21,809
------------------------------------------------------------
------------------------------------------------------------
---------8/94  22,920    22,705    21,573
------------------------------------------------------------
------------------------------------------------------------
---------8/95  25,204    24,718    23,152
------------------------------------------------------------
------------------------------------------------------------
---------
+    Hypothetical illustration of $10,000 invested in Class
A shares
     on August 31, 1985, assuming deduction of the maximum
4.00% sales charge at
 the time of investment and reinvestment of dividends and
capital gains at net
asset value through August 31, 1995. The Lehman Brothers Municipal Bond Index ("Index") is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupon. The Lipper Analytical Services, Inc. Peer Group Average ("Lipper Peer Group Average") is composed of an average of the Fund's peer group of mutual funds investing in municipal securities. The Index and Lipper Peer Group Average are unmanaged and are not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.
All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.
6
Smith Barney
Managed Municipals Fund Inc. -------------------------------
------------------------------------------------Portfolio
Highlights (unaudited)                     August 31, 1995
------------------------------------------------------------
-------------------Industry Breakdown
[GRAPH APPEARS HERE]

General Obligation/r16.8%                             0.168
------------------------------------------------------------
---------------Water and/rSewer/r12.6%
0.126
------------------------------------------------------------
---------------Utilities/r8.9%
0.089
------------------------------------------------------------
---------------Power/r.4.8%                           0.048
------------------------------------------------------------
---------------Other Municipal/rBonds and Short-
term/rInvestments/r29.5%              0.295 ----------------
-----------------------------------------------------------
Industrial/rDevelopment/r0.7%                         0.007
------------------------------------------------------------
---------------Education/r1.5%                    0.015
------------------------------------------------------------
---------------Polution/rControl/r3.2%                 0.032
------------------------------------------------------------
---------------Hospital/r6.5%                0.065
------------------------------------------------------------
---------------Housing/r2.5%                 0.025
------------------------------------------------------------
---------------Transportation/r13.0%                   0.13
------------------------------------------------------------
---------------Housing/r2.5%                 0.025
------------------------------------------------------------
---------------Hospital/r6.5%                0.065
------------------------------------------------------------
---------------Polution Control/r3.2%                  0.032
------------------------------------------------------------
---------------Education/r1.5%                    0.015
------------------------------------------------------------
---------------Industrial Development/r0.7%
0.007
------------------------------------------------------------
---------------Other Municipal/rBonds and Short-
term/rInvestments/r29.5%           0.295
------------------------------------------------------------
---------------Power/r4.8%                   0.048
------------------------------------------------------------
---------------Utilities/r8.9%                    0.089
------------------------------------------------------------
---------------Water and/rSewer/r12.6%                 0.126
------------------------------------------------------------
---------------General Obligation/r16.8%
0.168
------------------------------------------------------------
---------------
Top Five States Represented

                              Percentage of State
Total Investments
------------------------------------------------------------
-------------------
California                    16.5%
Colorado                 12.3
Texas                              10.2
New York                 9.1
Massachusetts                 6.6

Summary of Investments by Combined Ratings

                         Standard &     Percentage of
          Moody's            and/or       Poor's
Total Investments
------------------------------------------------------------
-------------------
               Aaa      AAA             39.6%
               Aa       AA              20.9
                    A         A              8.1
               Baa      BBB             11.4
               Ba       BB              1.1
     VMIG 1/P-1         A-1             7.8
               NR       NR              11.1
----100.0% =====

Smith Barney
Managed Municipals Fund Inc. -------------------------------
------------------------------------------------Schedule of
Investments (unaudited)                        August 31,
1995
------------------------------------------------------------
--------------------

                    FACE
               AMOUNT          RATING
SECURITY              VALUE
============================================================
============================================================
==========
MUNICIPAL BONDS AND NOTES -- 92.2%
Alabama -- 0.2%
$     5,450,000          NR   Fairfield, AL Special Care
Facilities Financing Authority,
                                        Health Revenue
Bonds, (Lloyd Nolan Health Care
                                        Facility), 9.625%
due 10/1/05                                       $
5,627,125
------------------------------------------------------------
------------------------------------------------------------
---------Alaska -- 3.6%
                                   Valdez, AK Marine
Terminal Revenue:
     87,250,000          AA-       Series A, 5.850% due
8/1/25         82,778,438
          4,000,000      AA-       Series B, 5.500% due
10/1/28             3,645,000
------------------------------------------------------------
------------------------------------------------------------
---------86,423,438
------------------------------------------------------------
------------------------------------------------------------
---------Arizona -- 0.5%
     12,170,000          A    Greenlee County, AZ IDA, PCR,
(Phelps Dodge
                                        Corporation
Project), 5.450% due 6/1/09   11,804,900
                    485,000        Caa* Maricopa County, AZ
Hospital Revenue, (Phoenix
                                        General Hospital),
Series A, 8.500% due 1/1/16          446,200
------------------------------------------------------------
------------------------------------------------------------
---------12,251,100
------------------------------------------------------------
------------------------------------------------------------
---------California -- 16.3%
          2,240,000      A+   ABAG Finance Authority for
Nonprofit Corporations,
                                        5.750% due 11/1/05
2,273,600
          6,000,000      AAA  Adelanto, CA Improvement
Agency, Tax Allocation,
                                        Series B, FGIC-
Insured, 5.500% due 12/1/23        5,572,500
          6,600,000      AAA  Alhambra, CA Redevelopment
Agency Tax Allocation,
                                        5.850% due 5/1/23
6,443,250
          6,550,000      AAA  Anaheim, CA Public Financing
Authority Revenue,
                                        5.625% due 10/1/22
6,116,062
          2,250,000      A*   Apple Valley, CA School
District,
                                        5.900% due 9/1/11
2,176,875
          7,000,000      AAA  Brea, CA Redevelopment Agency,
(Tax Allocation Project),
                                        MBIA-Insured, 5.750%
due 8/1/23          6,693,750
     29,100,000          AA   California Health Facilities
Finance Authority, (Kaiser
                                        Permanente), 5.550%
due 8/15/25    26,226,375
          9,035,000      AAA  California State, AMBAC-
Insured, 5.900% due 3/1/25         8,876,888
          2,770,000      Aa*  California HFA Revenue Bonds,
Home Mortgage,
                                        Series B, FHA-
Insured, 5.700% due 2/1/25         2,572,638
          6,000,000      AAA  California State GO, FSA-
Insured, 5.500% due 3/1/20         5,557,500
                                   California Statewide
Communities, (St. Joseph's Health):
          1,000,000      AA        5.500% due 7/1/14
940,000
          3,000,000      AA        5.500% due 7/1/23
2,722,500

                         See Notes to Financial Statements.
8

Smith Barney
Managed Municipals Fund Inc. -------------------------------
------------------------------------------------Schedule of
Investments (unaudited) (continued)
August 31, 1995
------------------------------------------------------------
--------------------

                    FACE
               AMOUNT          RATING
SECURITY              VALUE
============================================================
============================================================
==========
California -- 16.3% (continued)
                                   California Statewide
Water Department Resources:
                                        Series L:
$    19,000,000          AA             5.750% due 12/1/19
$    18,216,250
          2,800,000      AA             5.500% due 12/1/22
2,586,500
     13,560,000          AA             5.500% due 12/1/23
12,509,100
                                        Series M:
          5,415,000      AA             5.000% due 12/1/14
4,799,044
          8,545,000      AA             5.750% due 12/1/14
8,320,694
          1,200,000      AA             5.500% due 12/1/22
1,107,000
          6,000,000      AAA  Concord, CA Redevelopment
Agency Tax Allocation,
                                        Concord
Redevelopment Project, AMBAC-Insured,
                                        5.250% due 7/1/19
5,415,000
     15,215,000          AAA  Corona, CA Redevelopment
Agency, Area A, Series A,
                                        FGIC-Insured, 5.500%
due 9/1/24     14,111,913
          5,000,000      AA-  East Bay, CA Utility District,
Water System, Revenue
                                        Bonds, 6.000% due
6/1/20              4,962,500
          5,000,000      AAA  Fresno County, CA Financing
Authority, Solid Waste
                                        Revenue, American
Avenue Landfill Project,
                                        MBIA-Insured, 5.750%
due 5/15/14         4,818,750
     10,000,000          AAA  Long Beach, CA Financing
Authority, Revenue Bonds,
                                        AMBAC-Insured,
5.500% due 11/1/22       9,300,000
                                   Los Angeles, CA
Convention & Exhibit Center,
                                        Lease Revenue,
Series A, MBIA-Insured:
     23,275,000          AAA            5.375% due 8/15/18
21,529,375
     34,435,000          AAA            5.125% due 8/15/21
30,388,888
                                   Los Angeles, CA
Wastewater Systems, Revenue Bonds:
     10,410,000          AAA       5.200% due 11/1/21
9,277,913
                                        Series A, MBIA-
Insured:
     18,570,000          AAA            5.800% due 6/1/21
18,012,900
          5,000,000      AAA            5.875% due 6/1/24
4,893,750
                                        Series B, MBIA-
Insured:
          5,375,000      AAA            5.600% due 6/1/20
5,079,375
     53,000,000          AAA            5.700% due 6/1/23
50,681,250
                                   Los Angeles County, CA
Metropolitan Transportation
                                        Sales Tax Revenue,
Series A:
          6,000,000      AAA           FGIC-Insured, 5.000%
due 7/1/21          5,197,500
     17,500,000          AAA           MBIA-Insured, 5.625%
due 7/1/18     16,734,375
          2,000,000      AA   Metropolitan Water District,
Southern CA,
                                        5.500% due 7/1/19
1,877,500

                         See Notes to Financial Statements.
Smith Barney
Managed Municipals Fund Inc.
 -----------------------------------------------------------
--------------------Schedule of Investments (unaudited)
(continued)                     August 31, 1995
------------------------------------------------------------
--------------------

                    FACE
               AMOUNT          RATING
SECURITY         VALUE
============================================================
============================================================
==========
California -- 16.3% (continued)
$     4,500,000          AAA  Oceanside, CA COP, AMBAC-
Insured, 5.800% due 5/1/21                   $
4,365,000
          4,975,000      AAA  Ontario, CA Redevelopment
Financing Authority,
                                        Project #1, MBIA-
Insured, 5.500% due 8/1/18         4,664,063
          6,500,000      AAA  Orange, CA Redevelopment
Agency, Series A, AMBAC-
                                        Insured, 5.700% due
10/1/23        6,004,375
          3,000,000      AAA  Oxnard, CA Financing
Authority, FGIC-Insured,
                                        5.500% due 6/1/14
2,838,750
          8,380,000      AAA  Palmdale, CA Civic Authority
Revenue, Series A, MBIA-
                                        Insured, 5.500% due
7/1/23         7,782,925
          4,100,000      AAA  Palmdale, CA Water District,
COP, (Littlerock Dam
                                        Project), Series A,
MBIA-Insured, 5.600% due 10/1/17        3,910,375
          3,000,000      AAA  San Bernadino County, CA COP,
West Valley Detention
                                        Center, MBIA-
Insured, 6.000% due 11/1/18        2,970,000
          2,000,000      AAA  San Buenaventura, CA COP,
(Capital Improvement
                                        Project), AMBAC-
Insured, 5.500% due 1/1/17         1,885,000
                                   San Francisco, CA City
and County, Sewer Revenue,
                                        FGIC-Insured:
          4,365,000      AAA               5.375% due
10/1/16        4,026,713
          6,700,000      AAA               5.375% due
10/1/22        6,113,750
                                   Santa Clara County, CA
Finance Authority, AMBAC-Insured:
          5,500,000      AAA       6.750% due 11/15/20
5,885,000
          2,000,000      AAA       6.250% due 11/15/22
2,030,000
                                   Sierra, CA Unified School
District, COP:
                    395,000        Baa*      5.450% due
3/1/02           383,644
                    405,000        Baa*      5.550% due
3/1/03           391,837
          5,000,000      AAA  Simi Valley, CA Public Finance
Authority Revenue,
                                        5.750% due 9/1/23
4,812,500
          3,200,000      AAA  South Coast, CA Air Quality
Management, Installment Sale
                                        Headquarters, AMBAC-
Insured, 5.500% due 8/1/14         3,044,000
          5,500,000      AAA  South Orange County, CA
Special Tax Revenue, Series A,
                                        MBIA-Insured, 6.000%
due 9/1/18          5,445,000
------------------------------------------------------------
------------------------------------------------------------
---------392,544,447
------------------------------------------------------------
------------------------------------------------------------
---------Colorado -- 12.3%
                                   Arapahoe County, CO
Capital Improvement Transportation
                                        Highway Revenue:
 350,000,000        Baa*              Zero coupon due
8/31/26    35,000,000
     42,250,000          Baa*              7.000% due
8/31/26    43,359,062
     12,765,000          BBB  Colorado Springs, CO Airport
Revenue, Series A,
                                        7.000% due 1/1/22(a)
13,259,644

                         See Notes to Financial Statements.
10
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995 --------------------------------------------
------------------------------------

                    FACE
               AMOUNT          RATING
SECURITY         VALUE
============================================================
============================================================
==========
Colorado -- 12.3% (continued)
                                   Dawson Ridge, CO
Metropolitan District No. 1,
                                        (Escrowed to
Maturity with U.S. Government Securities):
$624,000,000        Aaa*          Series A, zero coupon due
10/1/22(b)                            $      94,380,000
     67,785,000          Aaa*          Series B, zero coupon
due 10/1/22(b)      10,252,481
                                   Denver, CO City & County
Airport Revenue:
                                        Series A:
     26,500,000          Baa*          14.000% due
11/15/08(a)              44,851,250
     13,500,000          Baa*          8.000% due
11/15/25(a)              14,799,375
                                        Series C:
          3,500,000      Baa*          6.750% due
11/15/13(a)                   3,548,125
     12,035,000          Baa*          6.750% due
11/15/22(a)              12,080,131
     22,425,000          Baa*      Series D, 7.000% due
11/15/25(a)         23,097,750
          1,600,000      A-   East Cherry Creek Valley, CO
Water & Sanitation District
                                        Revenue Bonds,
10.125% due 12/1/00           1,700,000
------------------------------------------------------------
------------------------------------------------------------
---------296,327,818
------------------------------------------------------------
------------------------------------------------------------
---------Connecticut -- 3.2%
                                   Connecticut State, Series
A:
     10,875,000          Aa*       5.700% due 3/15/10
11,024,531
     20,115,000          Aa*       5.700% due 3/15/11
20,240,719
     13,750,000          Aa*       5.800% due 3/15/12
13,887,500
     13,940,000          Aa*       5.800% due 3/15/13
14,027,125
          5,590,000      Aa*       5.800% due 3/15/14
5,603,975
     10,930,000          Aa*       5.800% due 3/15/15
10,957,325
------------------------------------------------------------
------------------------------------------------------------
---------75,741,175
------------------------------------------------------------
------------------------------------------------------------
---------Florida -- 3.3%
                                   Broward County, FL Public
Improvement Revenue,
                                        GO Bonds:
          1,000,000      AA            12.500% due 1/1/02
1,420,000
          1,250,000      AA            12.500% due 1/1/03
1,834,375
          1,500,000      AA            12.500% due 1/1/04
2,274,375
          1,750,000      AA            12.500% due 1/1/05
2,725,625
          2,000,000      AA            12.500% due 1/1/06
3,187,500
                                   Dade County, FL Aviation
Revenue:
          9,150,000      AAA       Series B, 6.000% due
10/1/24(a)               9,138,562
     11,500,000          AAA       Series C, 5.750% due
10/1/25             11,255,625
                                   Florida State Board of
Education, GO, Capital Outlay:
     11,110,000          AA        Series C, 5.875% due
6/1/23              10,971,125
          4,900,000      AA        Series E, 5.250% due
6/1/23                   4,452,875

                         See Notes to Financial Statements.
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995 --------------------------------------------
------------------------------------

                    FACE
               AMOUNT          RATING
SECURITY                   VALUE
============================================================
============================================================
==========
Florida -- 3.3% (continued)
                                   Martin County, FL IDA,
Indiantown Cogeneration:
$    10,000,000          BBB-      Project A, 7.875% due
12/15/25(a)                                   $
10,950,000
          6,010,000      BBB-      Project B, 8.050% due
12/15/25(a)         6,656,075
          4,000,000      AAA  Orange County, FL Health
Facilities Authority Revenue,
Hospital-Adventist Health Systems,
                                        5.750% due 11/15/25
3,865,000
          4,340,000      AAA  Palm Beach County, FL School
Board, COP, Series A,
                                        AMBAC-Insured,
5.375% due 8/1/15        4,085,025
                                   Tampa, FL Revenue Bonds,
(Florida Aquarium Inc. Project):
          3,000,000      NR        7.550% due 5/1/12
3,135,000
          3,000,000      NR        7.750% due 5/1/27
3,112,500
------------------------------------------------------------
------------------------------------------------------------
---------79,063,662
------------------------------------------------------------
------------------------------------------------------------
---------Georgia -- 0.7%
                    580,000        A+   Brunswick, GA
Housing Authority, Multi-Family Housing
Revenue, (Cypress Mill), FHA-Insured,
                                        9.750% due 8/1/26
612,625
                                   Richmond County, GA
Development Authority Revenue,
                                        (Escrowed to
Maturity with U.S. Government
                                        Securities):
     46,590,000          NR                Series A, 1st
Mortgage, zero coupon due 12/1/21(b)         7,454,400
     12,800,000          NR                Subseries C,
Remarketed 3/23/92, zero coupon due
                                                  12/1/21(b)
2,048,000
     19,705,000          NR   Savannah, GA EDA Revenue,
(Escrowed to Maturity with
                                        U.S. Government
Securities), zero coupon due
                                        12/1/21(b)
3,152,800
                                   Washington, GA EDA,
(Wilkes Payroll Company),
                                        (Escrowed to
Maturity with U.S. Government
                                        Securities):
     16,625,000          Aaa*              Zero coupon due
12/1/21(b)          2,660,000
          8,800,000      Aaa*              Zero coupon due
12/1/21(b)          1,408,000
------------------------------------------------------------
------------------------------------------------------------
---------17,335,825
------------------------------------------------------------
------------------------------------------------------------
---------Illinois -- 1.4%
          4,000,000      AA-  Chicago, IL Gas Supply Revenue
Refunding, The Peoples
                                        Gas, Series A,
6.100% due 6/1/25        3,980,000
          3,500,000      BBB+ Illinois Educational
Facilities Authority Revenue, (Chicago
                                        Osteopathic
College), 9.625% due 7/1/05        3,600,625
          4,590,000      AAA  Illinois Municipal Electric
Agency Power Supply System
                                        Revenue, Series A,
AMBAC-Insured, 5.750% due 2/1/21        4,366,237

                         See Notes to Financial Statements.
12
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995
------------------------------------------------------------
--------------------

                    FACE
               AMOUNT          RATING
SECURITY         VALUE
============================================================
============================================================
==========
Illinois -- 1.4% (continued)
                                   Illinois State, GO:
$     4,000,000          AA-       5.750% due 4/1/13
$         3,910,000
          5,600,000      AA-       5.750% due 4/1/14
5,439,000
     12,900,000          AA-       5.875% due 8/1/16
12,625,875
------------------------------------------------------------
------------------------------------------------------------
---------33,921,737
------------------------------------------------------------
------------------------------------------------------------
---------Indiana -- 1.2%
                                   Indiana Bond Bank, State
Revenue, Guarantee-State
                                        Revolving Fund,
Project A:
          2,500,000      A              6.000% due 2/1/15
2,515,625
          2,205,000      A              6.000% due 2/1/16
2,210,512
                                   Indiana Health Facilities
Authority Revenue, (Riverview
                                        Hospital):
                    245,000        Baa1*
5.800% due 8/1/97               245,612
                    240,000        Baa1*
6.000% due 8/1/98               240,000
                    255,000        Baa1*
6.200% due 8/1/99               255,637
                    305,000        Baa1*
6.500% due 8/1/01               308,812
                    200,000        Baa1*
6.600% due 8/1/02               202,750
          3,700,000      A*   St. Anthony Medical Home Inc.,
Series H,
                                        9.250% due 10/1/17
4,139,375
          2,000,000      AAA  Indiana University Revenues,
Student Fee, Series K,
                                        MBIA-Insured, 5.875%
due 8/1/20          1,970,000
     15,000,000          AAA  Rockport, IN PCR, Series A,
AMBAC-Insured,
                                        6.550% due 6/1/25
15,525,000
------------------------------------------------------------
------------------------------------------------------------
---------27,613,323
------------------------------------------------------------
------------------------------------------------------------
---------Kentucky -- 0.3%
          6,800,000      AAA  Louisville & Jefferson County,
KY Airport Authority,
                                        Series C, MBIA-
Insured, 5.500% due 7/1/23(a)      6,273,000
------------------------------------------------------------
------------------------------------------------------------
---------Maine -- 0.3%
          8,100,000      AA-  Maine State Housing Authority,
Mortgage Power Revenue,
                                        5.650% due 11/15/20
7,563,375
------------------------------------------------------------
------------------------------------------------------------
---------Maryland -- 2.7%
          5,000,000      AAA  Baltimore County, MD Waste
Water Revenue, Series A,
                                        MBIA-Insured, 5.600%
due 7/1/13          4,925,000
          2,000,000      AAA  Baltimore County, MD Mortgage
Revenue Refunding,
Northbrooke Apartments Project A,
                                        6.350% due 1/20/21
2,005,000
     56,000,000          NR   Maryland State Energy, Solid
Waste Disposal Revenue,
                                        (Recycling
Hagerstown), 9.000% due 10/15/16   56,840,000
------------------------------------------------------------
------------------------------------------------------------
---------63,770,000
------------------------------------------------------------
------------------------------------------------------------
---------
                         See Notes to Financial Statements.
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995
------------------------------------------------------------
--------------------

                    FACE
               AMOUNT          RATING
SECURITY              VALUE
============================================================
============================================================
==========
Massachusetts -- 6.4%
$     4,785,000          AAA  Massachusetts Bay
Transportation Authority, Series A,
                                        MBIA-Insured, 5.500%
due 3/1/22                                     $
4,450,050
                                   Massachusetts State,
Health and Educational Facilities
                                        Authority Revenue:
          2,120,000      AAA           Baystate Medical
Center, Series D, FGIC-Insured,
                                             5.000% due
7/1/20              1,857,650
          7,535,000      AAA           Massachusetts General
Hospital, Series G, AMBAC-
                                             Insured, 5.250%
due 7/1/23               6,800,338
          7,870,000      AAA           Massachusetts General
Hospital, AMBAC-Insured,
                                             5.375% due
7/1/23              7,250,237
          3,000,000      AAA           New England Medical
Center, MBIA-Insured,
                                             3.100% due
7/1/13              2,403,750
     15,250,000          AAA           Newton Wellesley
Hospital, Series E, MBIA-Insured,
                                             6.000% due
7/1/25         15,192,812
     16,500,000          AAA           Tufts University,
Series F, FGIC-Insured,
                                             5.950% due
8/15/18        16,603,125
          2,000,000      AAA           Series G, MBIA-
Insured, 5.375% due 7/1/24              1,850,000
     31,700,000          NR   Massachusetts State,
Industrial Finance Agency, Solid
                                        Waste Disposal
Revenue, Series A, 9.000% due 8/1/16         32,968,000
                                   Massachusetts State Water
Resources Authority:
                                        Series A, MBIA-
Insured:
     29,405,000          AAA           6.000% due 8/1/20
29,441,756
          4,240,000      AAA           6.000% due 8/1/24
4,245,300
          3,000,000      A         Series B, 5.500% due
3/1/17              2,820,000
     13,000,000          AAA  Massachusetts State HFA Multi-
Family Housing, Series A,
                                        MBIA-Insured, 6.150%
due 7/1/18          12,918,750
     13,835,000          AAA  Massachusetts State GO, Series
A, MBIA-Insured,
                                        5.750% due 2/1/15
13,713,944
          1,250,000      AAA  Southeastern Massachusetts
University Building
Refunding, Series A, AMBAC-Insured,
                                        5.750% due 5/1/16
1,229,688
------------------------------------------------------------
------------------------------------------------------------
---------153,745,400
------------------------------------------------------------
------------------------------------------------------------
---------Michigan --5.1%
          4,500,000      AAA  Detroit, MI Sewer Disposal
Revenue Refunding, Series A,
                                        FGIC-Insured, 5.700%
due 7/1/13               4,432,500
                                   Lakeshore, MI Public
Schools, MBIA-Insured:
          2,500,000      AAA       5.750% due 5/1/15
2,487,500
          2,500,000      AAA       5.700% due 5/1/22
2,446,875

                         See Notes to Financial Statements.
14
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995
------------------------------------------------------------
--------------------

                    FACE
               AMOUNT          RATING
SECURITY              VALUE
============================================================
============================================================
==========
Michigan --5.1% (continued)
$    18,215,000          AAA  Michigan State Housing
Development Authority, Rental
                                        Housing Revenue,
Series B, MBIA-Insured,
                                        6.150% due 10/1/15
$         18,078,388
                                   Michigan State Trunk Line
Bonds:
     15,055,000          AAA       Series A, 5.500% due
10/1/21        13,907,056
          5,000,000      AA-       Series B-2, 5.500% due
10/1/21             4,618,750
     17,000,000          NR   Michigan State Strategic
Funding Limited Obligation
Revenue, (Blue Water Fiber Project),
                                        8.000% due 1/1/12
16,192,500
     56,625,000          NR   Midland County, MI Economic
Development
                                        Corporation, PCR
Bonds, Subordinated Limited
                                        Obligation, Series
B, 9.500% due 7/23/09(a)      61,155,000
------------------------------------------------------------
------------------------------------------------------------
---------123,318,569
------------------------------------------------------------
------------------------------------------------------------
---------Minnesota -- 1.2%
          4,400,000      NR   Dakota County, MN Housing
Redevelopment Authority
                                        Series, Multi-Family
Mortgage Revenue, Series 1985A,
                                        9.500% due 6/1/08
4,295,500
     21,690,000          Baa1*     St. Paul, MN Housing and
Redevelopment Authority,
                                        Hospital Revenue
Bonds, (Healtheast Project),
                                        Series D, 9.750% due
11/1/17             23,831,888
          1,430,000      CCC  St. Paul, MN Port Authority,
IDR, Series 1984B,
                                        11.000% due 12/1/13
1,430,000
------------------------------------------------------------
------------------------------------------------------------
---------29,557,388
------------------------------------------------------------
------------------------------------------------------------
---------Montana -- 1.3%
     33,400,000          NR   Montana State Board, Resource
Recovery Revenue,
Yellowstone Energy LP Project,
                                        7.000% due
12/31/19(a)              31,938,750
------------------------------------------------------------
------------------------------------------------------------
---------Nevada -- 0.4%
          9,275,000      AAA  Clark County, NV School
District, Series A, MBIA-Insured,
                                        5.875% due 6/15/23
9,332,969
------------------------------------------------------------
------------------------------------------------------------
---------New Hampshire -- 1.9%
     18,655,000          AAA  New Hampshire Higher Education
& Health Facilities
                                        Authority Revenue,
(Mary Hitchcock Memorial Hospital),
                                        FGIC-Insured, 5.750%
due 8/15/23         18,072,031
     23,500,000          BBB- New Hampshire IDA, PCR Bonds,
(UTD Illuminating),
                                        Series B, 10.750%
due 10/1/12(a)      26,555,000
------------------------------------------------------------
------------------------------------------------------------
---------44,627,031
------------------------------------------------------------
------------------------------------------------------------
---------
                         See Notes to Financial Statements.
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995 --------------------------------------------
------------------------------------

                    FACE
               AMOUNT          RATING
SECURITY               VALUE
============================================================
============================================================
==========
New Jersey -- 1.2%
$    23,000,000          AAA  Salem County, NJ Industrial
Pollution Control, Financing
                                        Authority Revenue
Bonds, (Public Service Electric &
Gas Project), Series A, MBIA-Insured,
                                        5.700% due 5/1/28
$         21,965,000
          7,770,000      A+   South Jersey Port Corporation,
NJ Revenue, Marine
                                        Terminal, Series G,
5.600% due 1/1/23         7,226,100
------------------------------------------------------------
------------------------------------------------------------
---------29,191,100
------------------------------------------------------------
------------------------------------------------------------
---------New Mexico -- 0.1%
          1,500,000      AAA  Farmington, NM Utility Systems
Revenue Bonds,
                                        FGIC-Insured, 9.750%
due 5/15/13          1,590,000
------------------------------------------------------------
------------------------------------------------------------
----------
New York --8.5%
                                   Battery Park City
Authority, NY Revenue Refunding,
                                        Series A:
     12,275,000          AA             5.250% due 11/1/17
11,001,469
          2,685,000      AA             5.700% due 11/1/20
2,544,037
     12,245,000          AA   Housing New York, Corporation
Revenue Refunding,
     5.000% due 11/1/18
10,561,313 New York City, NY Municipal Water Finance
Authority,
                                        Water & Sewer
Revenue:
                                             Series A:
     23,280,000          A*                  5.500% due
6/15/23
21,388,500
     21,000,000          A*                  6.000% due
6/15/25
20,658,750
          3,300,000      AAA            Series A, AMBAC-
Insured, 5.750% due 6/15/18   3,217,500
                                             Series A, FGIC-
Insured:
          8,185,000      AAA                 5.750% due
6/15/18   7,980,375
     10,000,000          A*                  5.500% due
6/15/20   9,225,000
                                             Series F, MBIA-
Insured:
     13,665,000          AAA                 5.500% due
6/15/15
13,032,994
          3,050,000      AAA                 5.750% due
6/15/20   2,969,937
          4,000,000      AAA                 5.500% due
6/15/23   3,755,000
                                   New York State Dormitory
Authority:
                                        Iona College, MBIA-
Insured:
                    485,000        AAA            6.600% due
7/1/07      524,406
                    420,000        AAA            6.600% due
7/1/08      452,025
                    555,000        AAA            6.600% due
7/1/09      593,156
                    540,000        AAA            6.700% due
7/1/10      579,825
          5,000,000      AAA       City University, 6.250%
due 7/1/19     5,100,000

                         See Notes to Financial Statements.
16
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995
------------------------------------------------------------
--------------------

                    FACE
               AMOUNT          RATING
SECURITY    VALUE
============================================================
============================================================
==========
New York --8.5% (continued)
$     7,420,000          Aa*  New York State Environmental
Facilities Corporation,
                                        PCR, State Water
Revolving Fund, NYC Muni Water,
                                        5.875% due 6/15/14
$    7,373,625
                                   New York State, Local
Government Assistance
                                        Corporation:
                                             Series A:
          2,135,000      A                   5.900% due
4/1/12    2,143,006
          1,950,000      A                   5.900% due
4/1/13    1,947,563
          3,420,000      A                   5.500% due
4/1/23    3,146,400
          8,060,000      A              Series B, 5.500% due
4/1/21    7,475,650
                                             Series C:
          7,000,000      A                   5.500% due
4/1/18    6,571,250
          5,480,000      A                   5.000% due
4/1/21    4,733,350
          2,000,000      Aa*  New York State Mortgage Agency
Revenue,
                                        Homeowner's
Mortgage, 5.850% due 10/1/25(a)    1,875,000
          2,000,000      A*   New York State Refunding GO,
12.000% due 11/15/03     2,945,000
                                   New York State Thruway
Authority Revenue,
                                        FGIC-Insured:
                                             Series A,
          8,460,000      AAA                 5.500% due
1/1/23    7,973,550
                                             Series C:
          4,250,000      AAA               6.000% due 1/1/15
4,292,500
     30,825,000          AAA               6.000% due 1/1/25
30,863,531
                                   New York State Urban
Development Revenue,
                                        MBIA-Insured:
          3,500,000      AAA            Higher Education
Technology Grants,
                                                5.250% due
1/1/18                   3,202,500
                                             Youth
Facilities:
          4,000,000      AAA               5.700% due 4/1/14
3,895,000
          1,940,000      AAA               5.750% due 4/1/15
1,910,900
------------------------------------------------------------
------------------------------------------------------------
---------203,933,112
------------------------------------------------------------
------------------------------------------------------------
---------North Carolina -- 0.2%
          4,500,000      BBB+ Carteret County, NC COP,
(Elementary School Project),
                                        6.500% due 2/1/07
4,640,625
------------------------------------------------------------
------------------------------------------------------------
---------North Dakota -- 0.1%
          1,000,000      NR   Grand Forks, ND Housing
Facilities Revenue, (Senior
                                        United Health
Resources), 9.250% due 12/1/10               1,126,250
------------------------------------------------------------
------------------------------------------------------------
---------
                         See Notes to Financial Statements.
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995
------------------------------------------------------------
--------------------

                    FACE
               AMOUNT          RATING
SECURITY                   VALUE
============================================================
============================================================
==========
Ohio -- 1.3%
$     3,000,000          Aaa* Akron, Bath and Copley, OH
Joint Township, Hospital
                                        Revenue Bonds,
(Akron City Hospital Project),
                                        8.875% due 11/15/07
$              3,356,250
          2,000,000      AAA  Cuyahoga County, OH Hospital
Facility Authority,
                                        (Brentwood Hospital
Project), Revenue Bond,
                                        9.625% due 11/1/14
2,057,500
          2,000,000      AA   Grandview Heights, OH City
School District,
                                        6.050% due 12/1/15
2,040,000
     11,500,000          AAA  Ohio State Water Development
Authority Revenue,
                                        Fresh Water, AMBAC-
Insured, 5.900% due 12/1/21        11,514,375
          3,000,000      BBB+ State of Ohio, Air Quality
Development Authority, PCR,
                                        (Cincinnati Gas &
Electric), 10.125% due 12/1/15               3,112,500
     10,145,000          Aa3* Toledo Lucas County, OH Port
Authority, (Cargill Inc.
                                        Project), 5.900% due
12/1/15             10,208,406
------------------------------------------------------------
------------------------------------------------------------
---------32,289,031
------------------------------------------------------------
------------------------------------------------------------
---------Oklahoma -- 0.1%
          1,975,000      AA   Tulsa, OK Industrial Authority
Hospital Revenue, St. John
                                        Medical Center,
6.250% due 2/15/17            1,984,875
          1,000,000      AA-  Woods County, OK IDA, Revenue
Refunding, (Cargill Inc.
                                        Project), 6.250% due
10/1/14                  1,021,250
------------------------------------------------------------
------------------------------------------------------------
---------3,006,125
------------------------------------------------------------
------------------------------------------------------------
---------Oregon -- 0.4%
          1,750,000      AA   Clackamas County, OR Hospital
Facility Authority, Revenue
                                             Bonds (Kaiser
Permanente), 9.375% due 11/1/15         1,798,125
          6,950,000      Aa*  Oregon State, GO Bonds, Series
B, 6.375% due 8/1/24          7,193,250
          1,500,000      AAA  Oregon Veterans Welfare, GO
Bonds, Series L,
                                             12.500% due
9/1/06         1,655,625
------------------------------------------------------------
------------------------------------------------------------
---------10,647,000
------------------------------------------------------------
------------------------------------------------------------
---------Pennsylvania -- 0.6%
          2,000,000      AAA  Bradford, PA Area School
District, FGIC-Insured,
                                             5.800% due
10/1/19        1,970,000
                    100,000        D    Delaware County, PA
Hospital Authority Revenue Bonds,
                                             (Sacred Heart
Medical Center), 9.750% due 9/1/11            60,000
                                        Pennsylvania
Economic Development Financing Authority
                                             Revenue,
(Northhampton Generating Project), Series C:
          2,000,000      NR            6.875% due 1/1/11
1,915,000
     12,000,000          NR            6.950% due 1/1/21
11,325,000
------------------------------------------------------------
------------------------------------------------------------
---------15,270,000
------------------------------------------------------------
------------------------------------------------------------
---------
                              See Notes to Financial
Statements.
18
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995
------------------------------------------------------------
--------------------

                    FACE
               AMOUNT          RATING
SECURITY            VALUE
============================================================
============================================================
==========
South Carolina -- 0.1%
$     1,400,000          AAA  South Carolina State, Public
Service Revenue, Series B,
                                             FGIC-Insured,
5.875% due 1/1/23                                     $
1,380,750
------------------------------------------------------------
------------------------------------------------------------
---------Tennessee -- 0.5%
                                        Chattanooga, TN
Health, Educational & Housing Facility
                                             Board, Mortgage
Revenue, Red Bank Health Care,
                                             FHA-Insured:
                         90,000         A
11.250% due 2/1/00            110,362
                         90,000         A
11.250% due 8/1/00            112,388
                    100,000        A              11.250%
due 2/1/01               126,500
                    105,000        A              11.250%
due 8/1/01               134,925
                    110,000        A              11.250%
due 2/1/02               142,863
                    115,000        A              11.250%
due 8/1/02               151,656
                    120,000        A              11.250%
due 2/1/03               159,300
                    130,000        A              11.250%
due 8/1/03               174,850
                    135,000        A              11.250%
due 2/1/04               181,912
                    145,000        A              11.250%
due 8/1/04               197,563
                    150,000        A              11.250%
due 2/1/05               206,812
                    180,000        A              11.250%
due 8/1/05               250,875
          7,000,000      AA   Loudon County, TN IDR, 6.200%
due 2/1/23          7,026,250
          3,370,000      AA   Metropolitan Government
Nashville & Davidson County,
                                             5.700% due
5/15/25        3,243,625
------------------------------------------------------------
------------------------------------------------------------
---------12,219,881
------------------------------------------------------------
------------------------------------------------------------
---------Texas -- 9.4%
     26,565,000          Aaa* Arlington, TX ISD, 5.750% due
2/15/21   26,166,525
                                   Austin, TX Water, Sewer &
Electric Authority
                                        Revenue Bonds:
                    855,000        AAA               14.000%
due 11/15/01, (Escrowed to Maturity
                                                  with U.S.
Government Securities)(b)          1,158,525
     49,175,000          A*                14.000% due
11/15/01        67,738,563
     16,535,000          Aaa* Burleson, TX ISD, 6.750% due
8/1/24     17,651,112
                                   Copperas Cove Island, TX
ISD Refunding:
          1,960,000      AAA       5.600% due 2/1/13
1,955,100
          2,035,000      AAA       5.600% due 2/1/14
2,019,737
          8,500,000      AAA  El Paso, TX ISD Refunding,
6.000% due 2/15/19       8,478,750
          1,215,000      AAA  Fort Bend County, TX Levee
Improvement District
                                        No. 011, MBIA-
Insured, 5.875% due 3/1/13         1,215,000
          5,000,000      Aaa* Frisco, TX ISD, 5.400% due
8/15/23        4,668,750

                         See Notes to Financial Statements.
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995
------------------------------------------------------------
--------------------

                    FACE
               AMOUNT          RATING
SECURITY              VALUE
============================================================
============================================================
==========
Texas -- 9.4% (continued)
$     1,000,000          Aa3* Harris County, TX IDR
Corporation Refunding,
                                        (Cargill Inc.
Project), 7.000% due 10/1/15                          $
1,080,000
                                   Leander, TX ISD:
          1,000,000      Aaa*      5.600% due 8/15/13
968,750
          1,260,000      Aaa*      5.600% due 8/15/15
1,211,175
          2,000,000      Aaa*      5.625% due 8/15/19
1,910,000
          2,000,000      Aaa*      5.625% due 8/15/20
1,895,000
     45,635,000          AAA  Matagorda County, TX
Navigational District No. 1, PCR
                                        Refunding, Power &
Light Co., MBIA-Insured,
                                        6.100% due 7/1/28
45,806,131
                                   Port Arthur, TX MBIA-
Insured:
          1,025,000      AAA       5.500% due 2/15/16
977,594
          4,775,000      AAA       5.500% due 2/15/20
4,506,406
                                   Sam Rayburn, TX Municipal
Power Agency:
     12,560,000          BB        Series A, 6.750% due
10/1/14         11,351,100
                                        Series B:
          5,700,000      BB                5.750% due
10/1/08             4,788,000
     12,835,000          BB                5.500% due
10/1/20             9,578,119
          8,440,000      AAA  Sherman, TX ISD, Series A,
5.750% due 2/15/25       8,123,500
                                   University of Texas
Revenue Financing Systems,
                                        Series A:
          1,675,000      AA+               5.375% due
8/15/13             1,595,438
          1,790,000      AA+               5.375% due
8/15/14             1,691,550
------------------------------------------------------------
------------------------------------------------------------
---------226,534,825
------------------------------------------------------------
------------------------------------------------------------
---------Utah -- 0.3%
                                   Salt Lake City, UT
Housing Authority, Multi-Family Revenue
                                        Refunding, HDC,
Project A:
          1,160,000      A                 6.000% due 4/1/12
1,122,300
          2,650,000      A                 6.000% due 4/1/25
2,510,875
                                   Utah State HFA, Single-
Family Mortgage Revenue:
          4,960,000      Aa*       FHA-Insured, 5.700% due
7/1/26         4,532,200
                         5,000          AA        Private
Insured Mortgage, 10.750% due 7/1/08             5,113
------------------------------------------------------------
------------------------------------------------------------
---------8,170,488
------------------------------------------------------------
------------------------------------------------------------
---------Virginia -- 1.3%
          9,850,000      AAA  Chesapeake Bay, VA Bridge and
Tunnel District Revenue
                                             Refunding,
General Resolution, MBIA-Insured,
                                             5.750% due
7/1/25         9,579,125

                              See Notes to Financial
Statements.
20
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995
------------------------------------------------------------
--------------------

                    FACE
               AMOUNT          RATING
SECURITY         VALUE
============================================================
============================================================
==========
Virginia -- 1.3% (continued)
$     2,500,000          A-   Hampton, VA Museum Revenue
Refunding,
                                             5.250% due
1/1/09                                                   $
2,387,500
          2,160,000      AA   Norfolk, VA Redevelopment and
Housing Authority
                                             Educational
Facilities Revenue, Tidewater Community
                                             College Campus,
5.875% due 11/1/15       2,157,300
                                        Riverside, VA
Regulatory Jail Authority Facility Revenue,
                                             MBIA-Insured:
          2,035,000      AAA            5.875% due 7/1/14
2,047,719
     15,370,000          AAA            6.000% due 7/1/25
15,370,000
------------------------------------------------------------
------------------------------------------------------------
---------31,541,644
------------------------------------------------------------
------------------------------------------------------------
---------Washington -- 4.0%
                                        Washington State:
     12,150,000          AA        Series A, 5.750% due
9/1/19    11,876,625
          3,500,000      AA        Series B, 5.750% due
5/1/18         3,443,125
          6,800,000      AA        Series 1993A, 5.750% due
10/1/17        6,689,500
     15,260,000          AA        Series 1995C, 5.800% due
7/1/20    14,992,950
                                        Washington State,
Public Power Supply Systems,
                                             Revenue
Refunding:
                                        Nuclear Project #1,
Series B,
6,995,000      AAA               MBIA-Insured, 5.600% due
7/1/15         6,592,787
     24,000,000          AA             5.500% due 7/1/17
21,630,000
     29,220,000          AA             5.500% due 7/1/18(c)
26,261,475
          5,500,000      AA             Series C, 5.375% due
7/1/15         4,936,250
------------------------------------------------------------
------------------------------------------------------------
---------96,422,712
------------------------------------------------------------
------------------------------------------------------------
---------West Virginia -- 1.5%
     40,000,000          NR   Marion County, WV County
Commissioner, Solid Waste
                                             Facility,
(American Power, Paper Recycling Project),
                                             7.750% due
12/1/11(a)     36,450,000
------------------------------------------------------------
------------------------------------------------------------
---------Wisconsin -- 0.1%
          2,000,000      AA   Wisconsin Housing & EDA, Home
Ownership Revenue,
                                             Series A,
6.450% due 3/1/17        2,032,500
------------------------------------------------------------
------------------------------------------------------------
---------Wyoming -- 0.2%
          4,000,000      AAA  Natrona County, WY Hospital
Revenue, (Wyoming
                                        Medical Center
Project), AMBAC-Insured,
                                        6.000% due 9/15/24
3,950,000
------------------------------------------------------------
------------------------------------------------------------
---------TOTAL MUNICIPAL BONDS AND NOTES
                                   (Cost -- $2,139,605,079)
2,217,372,175
============================================================
============================================================
==========
                         See Notes to Financial Statements.
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995 --------------------------------------------
------------------------------------

                    FACE
               AMOUNT          RATING
SECURITY            VALUE
============================================================
============================================================
==========
SHORT-TERM INVESTMENTS (d) -- 7.8%
Alabama -- 0.4%
$     8,400,000          A-1+ McIntosh, AL IDB, PCR, (Geiby
Corporation Project),
                                        3.500% due 7/1/04
$    8,400,000
------------------------------------------------------------
------------------------------------------------------------
---------Alaska -- 0.6%
     15,100,000          A-1+ Valdez, AK Marine Terminal
Revenue Refunding, (Exxon
                                        Pipeline Company
Project A),    3.400% due 12/1/33
15,100,000
------------------------------------------------------------
------------------------------------------------------------
---------Arizona -- 0.2%
                                   Maricopa County, AZ PCR,
Public Service:
          2,700,000      A-1+      Series A, 3.500% due
5/1/24         2,700,000
          2,000,000      A-1       Series D, 3.400% due
5/1/24         2,000,000
                    300,000        A-1+ Pinal County, AZ
IDA, PCR, 3.650% due 12/1/09       300,000
------------------------------------------------------------
------------------------------------------------------------
---------5,000,000
------------------------------------------------------------
------------------------------------------------------------
---------California -- 0.2%
                                   California Pollution
Control Finance Authority,
                                        Resource Recovery:
                    100,000        P-1*          Ultrapower
Malaga, Series A, 3.650% due 4/1/17          100,000
                    100,000        P-1*          Ultrapower
Rocklin, Series A, 3.650% due 6/1/17         100,000
                    900,000        Aa1*          Delano
Project, 3.600% due 8/1/19         900,000
                    100,000        VMIG 1*   California
Pollution Control Finance Authority, Solid
                                        Waste Disposal
Revenue, Shell Oil Company,
                                        (Martinez Project
A), 3.700% due 10/1/24        100,000
          3,100,000      VMIG 1*   California Statewide
Communities, Development
                                        Authority Revenue,
COP, (St. Joseph Health Systems),
                                        3.400% due 7/1/08
3,100,000
------------------------------------------------------------
------------------------------------------------------------
---------4,300,000
------------------------------------------------------------
------------------------------------------------------------
---------District of Columbia -- 0.1%
          1,700,000      VMIG 1*   District of Columbia,
Series A-2, 3.800% due 10/1/07     1,700,000
------------------------------------------------------------
------------------------------------------------------------
---------Delaware -- 0.1%
                                   Delaware State, EDA
Revenue, Delmarva Power and Light:
                    200,000        VMIG 1*        3.750% due
10/1/17             200,000
          2,600,000      VMIG 1*        3.750% due 10/1/29
2,600,000
------------------------------------------------------------
------------------------------------------------------------
---------2,800,000
------------------------------------------------------------
------------------------------------------------------------
----------
Florida -- 0.5%
                                   Hillsborough County, FL
IDA, PCR, (Tampa Electric
                                        Company Project):
          2,700,000      VMIG 1*            3.500% due
9/1/25         2,700,000
          1,200,000      VMIG 1*            3.700% due
11/1/20        1,200,000

                         See Notes to Financial Statements.
22
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995 --------------------------------------------
------------------------------------

                    FACE
               AMOUNT          RATING
SECURITY         VALUE
============================================================
============================================================
==========
Florida -- 0.5% (continued)
$     1,700,000          A-1  Pinellas County, FL Health
Facilities Authority Revenue,
                                        Pooled Hospital Loan
Program, 3.650% due 12/1/15                    $
1,700,000
          6,100,000      VMIG 1*   St. Lucie County, FL PCR,
Florida Power and Light
                                        Company Project,
3.400% due 3/1/27        6,100,000
------------------------------------------------------------
------------------------------------------------------------
---------11,700,000
------------------------------------------------------------
------------------------------------------------------------
---------Georgia -- 0.1%
          1,800,000      VMIG 1*   Georgia State Hospital
Finance Authority Revenue,
                                        Pooled Hospital Loan
Program, 3.650% due 3/1/01         1,800,000
------------------------------------------------------------
------------------------------------------------------------
---------Illinois -- 0.0%
                    600,000        VMIG 1*   Southwestern IL
Development Authority, Solid Waste
                                        Disposal Revenue,
(Shell Oil Company Wood River
                                        Project), 3.750% due
4/1/22           600,000
------------------------------------------------------------
------------------------------------------------------------
---------Indiana -- 0.1%
          3,000,000      VMIG 1*   Jasper County, IN PCR,
Northern IN Public Service,
                                        Series A, 3.500% due
8/1/10         3,000,000
------------------------------------------------------------
------------------------------------------------------------
---------Kansas -- 0.1%
          2,700,000      NR   Butler County, KS Solid Waste
Disposal and Cogeneration
                                        Revenue, (Texaco
Refining and Marketing), Series B,
                                        3.800% due 8/1/24
2,700,000
------------------------------------------------------------
------------------------------------------------------------
---------Louisiana -- 1.4%
                                   Ascension Parish, LA PCR:
          6,000,000      P-1*      BASF Corporation Project,
3.550% due 3/1/25        6,000,000
     10,000,000          P-1*      Wyandotte Corporation,
3.500% due 12/1/05  10,000,000
          1,100,000      VMIG 1*   Calcasieu Parish Inc., LA
IDB Environmental Revenue,
                                        (Citgo Petroleum
Corporation Project),
                                        3.800% due 12/1/24
1,100,000
          6,200,000      VMIG 1*   Louisiana State Recovery,
District Sales Tax Revenue,
                                        3.550% due 7/1/98
6,200,000
          2,400,000      VMIG 1*   St. Charles Parish, LA
PCR, (Shell Oil Company Project),
                                        Series A, 3.750% due
10/1/22        2,400,000
                                   West Baton Rouge Parish,
LA Industrial District No. 1,
                                        (Dow Chemical
Company Project):
          4,000,000      A-1           Series A, 3.800% due
12/1/24        4,000,000
          1,400,000      A-1           Series B, 3.600% due
12/1/16        1,400,000
          2,700,000      A-1           3.800% due 12/1/23
2,700,000
------------------------------------------------------------
------------------------------------------------------------
----------
                                             33,800,000 ----
------------------------------------------------------------
------------------------------------------------------------
-----
                    See Notes to Financial Statements.
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995 --------------------------------------------
------------------------------------

               FACE
          AMOUNT          RATING
SECURITY              VALUE
============================================================
============================================================
==========
Massachusetts -- 0.2%
                              Commonwealth of Massachusetts:
$    3,500,000      VMIG 1*        Series B, 3.300% due
12/1/97                                        $
3,500,000
     1,900,000      VMIG 1*        Series E, 3.300% due
12/1/97             1,900,000
------------------------------------------------------------
------------------------------------------------------------
---------5,400,000
------------------------------------------------------------
------------------------------------------------------------
---------Michigan -- 0.4%
     1,900,000      VMIG 1*   Grand Rapids, MI Water Supply,
3.400% due 1/1/20        1,900,000
               600,000        A-1  Michigan State, Strategic
Funding, Limited Obligation
                                   Revenue, (Dow Chemical
Company Project),
                                   3.500% due 2/1/09
600,000
     2,500,000      A-1  Midland County, MI EDA, Limited
Obligation Revenue,
                                   (Dow Chemical Project),
Series A, 3.500% due 12/1/23       2,500,000
     5,700,000      VMIG 1*   University, MI University
Revenues, Series A,
                                   3.500% due 12/1/19
5,700,000
------------------------------------------------------------
------------------------------------------------------------
---------10,700,000
------------------------------------------------------------
------------------------------------------------------------
---------Mississippi -- 0.3%
     2,700,000      Aa2* Jackson County, MS Industrial Sewer
Facilities Revenue,
                                   (Chevron USA Inc.
Project), 3.750% due 12/15/24      2,700,000
     3,400,000      P-1* Jackson County, MS Port Facilities,
(Chevron USA Inc.
                                   Project), 3.550% due
6/1/23              3,400,000
------------------------------------------------------------
------------------------------------------------------------
---------6,100,000
------------------------------------------------------------
------------------------------------------------------------
---------Missouri -- 0.2%
                              Kansas City, MO IDA, Hospital
Revenue, Research Health
                                   Services Systems:
     2,400,000      VMIG 1*            3.500% due 10/15/14
2,400,000
     2,300,000      A+            3.500% due 4/15/15
2,300,000
------------------------------------------------------------
------------------------------------------------------------
---------4,700,000
------------------------------------------------------------
------------------------------------------------------------
---------Nevada -- 0.5%
                              Clark County, NV IDR,
Cogeneration Association Project:
     8,900,000      VMIG 1*        3.600% due 11/1/20
8,900,000
     4,100,000      VMIG 1*        3.600% due 11/1/21
4,100,000
------------------------------------------------------------
------------------------------------------------------------
---------13,000,000
------------------------------------------------------------
------------------------------------------------------------
---------New Mexico -- 0.2%
               400,000        A-1+ Farmington, NM PCR,
Arizona Public Service Company,
                                   Series B, 3.400% due
9/1/24                400,000
     4,700,000      A-1+ Town of Hurley, NM PCR, Kennecott
Santa Fe,
                                   3.600% due 12/1/15
4,700,000
------------------------------------------------------------
------------------------------------------------------------
---------5,100,000
------------------------------------------------------------
------------------------------------------------------------
---------
                    See Notes to Financial Statements.
24
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995 --------------------------------------------
------------------------------------

               FACE
          AMOUNT          RATING
SECURITY         VALUE
============================================================
============================================================
==========
New York -- 0.6%
                              New York, NY GO:
$    1,000,000      VMIG 1*        Subseries A-4, 3.600% due
8/1/22                                    $       1,000,000
     2,000,000      VMIG 1*        Subseries E-4, 3.400% due
8/1/22         2,000,000
               200,000        VMIG 1*        Subseries E-5,
3.500% due 8/1/17          200,000
               600,000        A-1+      New York City IDA,
3.750% due 11/1/15         600,000
               100,000        VMIG 1*   New York State
Dormitory Authority Revenue,
                                   (St. Francis Center at
the Knolls), 3.550% due 7/1/23            100,000
     4,865,000      VMIG 1*   New York State Job Development
Authority, State
                                   Guaranteed, Series A-1,
3.750% due 3/1/05        4,865,000
     6,000,000      VMIG 1*   Port Authority of NY and NJ,
Obligation Revenue,
                                   Versatile Structure
Obligation, Series 2,
                                   3.350% due 5/1/19
6,000,000
               100,000        VMIG 1*   Suffolk County, NY
IDR Refunding, (Photronics
                                   Corporation Facilities),
3.600% due 1/1/98          100,000
------------------------------------------------------------
------------------------------------------------------------
---------14,865,000
------------------------------------------------------------
------------------------------------------------------------
---------North Carolina -- 0.1%
     2,900,000      VMIG 1*   North Carolina Medcare
Community Hospital Revenue,
Pooled Financing Project, Series A,
                                   3.450% due 10/1/20
2,900,000
------------------------------------------------------------
------------------------------------------------------------
---------South Carolina -- 0.1%
               100,000        VMIG 1*   Orangeburg County,
SC Solid Waste Disposal Facilities
                                   Revenue, SC Electric and
Gas, 3.600% due 10/1/24         100,000
     1,000,000      Aa2* South Carolina Jobs EDA, (Wellman
Inc. Project),
                                   3.850% due 12/1/12
1,000,000
------------------------------------------------------------
------------------------------------------------------------
---------1,100,000
------------------------------------------------------------
------------------------------------------------------------
---------Texas -- 0.8%
     2,900,000      A-1  Brazos River, TX HBR Nav. District,
(Dow Chemical
                                   Company Project), Series
A, 3.800% due 12/1/18         2,900,000
                              Gulf Coast, TX IDA, Solid
Waste Disposal Revenue,
                                   (Citgo Petroleum
Corporation Project):
     1,400,000      VMIG 1*            3.800% due 5/1/25
1,400,000
     1,100,000      VMIG 1*            3.800% due 4/1/26
1,100,000
                              Gulf Coast, TX Waste Disposal
Authority, PCR, (Amoco
                                   Oil Company Project):
     9,000,000      VMIG 1*            3.400% due 10/1/17
9,000,000
     1,800,000      VMIG 1*            3.750% due 8/1/23
1,800,000
     1,900,000      VMIG 1*   Harris County, TX Health
Facilities Development
                                   Corporation, Hospital
Revenue, 3.650% due 10/1/17        1,900,000
------------------------------------------------------------
------------------------------------------------------------
---------18,100,000
------------------------------------------------------------
------------------------------------------------------------
---------
                    See Notes to Financial Statements.
Smith Barney
Managed Municipals Fund Inc.
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
August 31, 1995 --------------------------------------------
------------------------------------

               FACE
          AMOUNT          RATING
SECURITY              VALUE
============================================================
============================================================
==========
Virginia -- 0.2%
$    2,900,000      AAA  Peninsula Port Authority, VA Shell
Company, Series A,
                                   3.450% due 12/1/05
$         2,900,000
               600,000        Aa2* Richmond, VA IDR, Exempt
Facilities, Series A,
                                   3.900% due 12/1/17
600,000
     1,700,000      Aa2* South Hampton County, VA IDA,
Exempt Facilities,
                                   Hadson Power, Series 11-
A, 3.850% due 4/1/15          1,700,000
------------------------------------------------------------
------------------------------------------------------------
---------5,200,000
------------------------------------------------------------
------------------------------------------------------------
---------Washington -- 0.2%
                              Washington State Health Care
Facilities Authority Revenue,
                                   Sisters of Providence:
               100,000        VMIG 1*            Series B,
3.400% due 10/1/05         100,000
               100,000        VMIG 1*            Series C,
3.400% due 10/1/05         100,000
     4,000,000      VMIG 1*            Series D, 3.400% due
10/1/05        4,000,000
     1,200,000      VMIG 1*            Series E, 3.400% due
10/1/05        1,200,000
------------------------------------------------------------
------------------------------------------------------------
---------5,400,000
------------------------------------------------------------
------------------------------------------------------------
---------Wyoming -- 0.2%
     1,100,000      Aa3* Green River, WY PCR Refunding,
(Rhone Poulenc Inc.
                                   Project), 3.700% due
6/1/07              1,100,000
     1,300,000      VMIG 1*   Green River, WY Revenue, Rhone
Poulenc Wyoming,
                                   3.850% due 10/1/18
1,300,000
     2,700,000      A-1+ Kemmerer County, WY PCR, (Exxon
Project),
                                   3.400% due 11/1/14
2,700,000
------------------------------------------------------------
------------------------------------------------------------
---------5,100,000
------------------------------------------------------------
------------------------------------------------------------
---------TOTAL SHORT-TERM INVESTMENTS
                              (Cost -- $188,565,000)
188,565,000
============================================================
============================================================
========== TOTAL INVESTMENTS -- 100%
                              (Cost -- $2,328,170,079*)
$2,405,937,175
============================================================
============================================================
==========
(a) Income from these issues is considered a preference item for purposes of
          calculating the alternative minimum tax.
(b) Pre-refunded bonds escrowed by U.S. Government
Securities and bonds escrowed
 to maturity by U.S. Government Securities are considered by manager to be triple-A rated even if issuer has not applied for new ratings.
(c) Security partially segregated by Custodian for open futures contract commitments.
(d) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
* Aggregate cost for Federal income tax purposes is
substantially the same.
See pages 27 & 28 for definition of ratings and certain
security descriptions.
See Notes to Financial Statements.
26
Smith Barney
Managed Municipals Fund Inc. -------------------------------
------------------------------------------------Bond Ratings
------------------------------------------------------------
--------------------
All ratings are by Standard & Poor's Corporation, except those identified by an asterisk (*) are rated by Moody's Investors Services. The definitions of the applicable rating symbols are set forth below:
Standard & Poor's -- Rating from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA       -- Bonds rated "AAA" have the highest rating
assigned by Standard &
Poor's. Capacity to pay interest and repay principal is
extremely strong.
AA        -- Bonds rated "AA" have a very strong capacity to
pay interest and
repay principal and differs from the highest rated issue
only in a small degree.
A              -- Bonds rated "A" have a strong capacity to
pay interest and repay
principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB       -- Bonds rated "BBB" are regarded as having an
adequate capacity to
pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
D              -- Bonds rated "D" are in default, and
payment of interest and/or
                    repayment of principal is in arrears.
Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa       -- Bonds that are rated "Aaa" are judged to be of
the best quality.
 They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa        -- Bonds that are rated "Aa" are judged to be of
high quality by all
                    standards. Together with the "Aaa" group
they comprise what are
 generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A    -- Bonds that are rated "A" possess many favorable
investment
attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa  -- Bonds that are rated "Baa" are considered as medium
grade
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR   -- Indicates that the bond is not rated by Standard &
Poor's
          Corporation or Moody's Investors Services.
Smith Barney
Managed Municipals Fund Inc. -------------------------------
------------------------------------------------Short-Term
Securities Ratings  ----------------------------------------
----------------------------------------
SP-1 -- Standard & Poor's highest rate rating indicating
very strong or
strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1  -- Standard & Poor's highest commercial paper and
variable-rate demand
obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1    -- Moody's highest rating for issues having a
demand feature -- (VRDO).
P-1  -- Moody's highest rating for commercial paper and for
VRDO prior to
          the advent of the VMIG 1 rating.
------------------------------------------------------------
-------------------Security Descriptions -------------------
------------------------------------------------------------
-
ABAG -- Association of Bay Area Governors
 AIG -- American International Guaranty
AMBAC     -- American Municipal Bond Assurance Corporation
BAN  -- Bond Anticipation Notes
 BIG -- Bond Investors Guaranty
CGIC -- Capital Guaranty Insurance Company
CHFCLI    -- California Health Facility
          Construction Loan Insurance
 COP -- Certificate of Participation
EDA  -- Economic Development Authority
ETM  -- Escrowed To Maturity
 FAIRS    -- Floating Adjustable Interest Rate Securities
FGIC -- Financial Guaranty Insurance Company
 FHA -- Federal Housing Administration
FHLMC     -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FRTC -- Floating Rate Trust Certificates
FSA  -- Federal Savings Association
 GIC -- Guaranteed Investment Contract
GNMA -- Government National Mortgage
               Association
GO   -- General Obligation
HDC  -- Housing Development Corporation
HFA  -- Housing Finance Authority
IDA  -- Industrial Development Authority
IDB  -- Industrial Development Board
IDR  -- Industrial Development Revenue
INFLOS    -- Inverse Floaters
ISD  -- Independent School District
LOC  -- Letter of Credit
 MBIA     -- Municipal Bond Investors Assurance Corporation
MVRICS    -- Municipal Variable Rate Inverse Coupon Security
PCR  -- Pollution Control Revenue
PSF  -- Permanent School Fund
RAN  -- Revenue Anticipation Notes
 RIBS     -- Residual Interest Bonds
RITES     -- Residual Interest Tax-Exempt Securities
TAN  -- Tax Anticipation Notes
TECP -- Tax Exempt Commercial Paper
TOB  -- Tender Option Bonds
TRAN -- Tax and Revenue Anticipation
               Notes
SYCC -- Structured Yield Curve Certificate
VA   -- Veterans Administration
 VRDD     -- Variable Rate Daily Demand
VRWE -- Variable Rate Wednesday Demand
28
Smith Barney
Managed Municipals Fund Inc. -------------------------------
------------------------------------------------Statement of
Assets and Liabilities (unaudited)                  August
31, 1995 ---------------------------------------------------
-----------------------------

ASSETS:
Investments, at value (Cost - $2,328,170,079)
$2,405,937,175 Cash
182,937
Receivable for securities sold
26,382,989 Receivable for Fund shares sold
4,351,629 Interest receivable
33,982,256
------------------------------------------------------------
------------------------------Total Assets
2,470,836,986
------------------------------------------------------------
------------------------------LIABILITIES:
Investment advisory fees payable
419,636 Administration fees payable
237,087 Distribution fees payable
413,694 Service fees payable
488,061 Payable for securities purchased
16,670,978 Payable to broker
1,893,750 Accrued expenses
1,428,226
------------------------------------------------------------
------------------------------Total Liabilities
21,551,432
------------------------------------------------------------
-------------------------------
 Total Net Assets
$2,449,285,554
============================================================
=============================== NET ASSETS:
Par value of capital shares
$      154,360 Capital paid in excess of par value
2,348,146,466
     Overdistributed net investment income        (637,899)
     Accumulated net realized gain on
               security transactions and futures
22,148,593
     Net unrealized appreciation of investments and futures
79,474,034
------------------------------------------------------------
------------------------------Total Net Assets
$2,449,285,554
============================================================
=============================== Shares Outstanding:
     Class A          114,537,368
------------------------------------------------------------
------------------------------Class B           38,518,055
------------------------------------------------------------
------------------------------Class C              976,256
------------------------------------------------------------
------------------------------Class Y              328,118
------------------------------------------------------------
------------------------------Net Asset Value:
     Class A (and redemption price)          $15.87
------------------------------------------------------------
------------------------------Class B*            $15.87
------------------------------------------------------------
------------------------------Class C**           $15.86
------------------------------------------------------------
------------------------------Class Y (and redemption price)
$15.86
------------------------------------------------------------
------------------------------Class A Maximum Public
Offering Price Per Share
     (net asset value plus 4.17% of net asset value per
share)         $16.53
============================================================
===============================
*     Redemption price is NAV of Class B shares reduced by a
4.50% CDSC if shares
          are redeemed less than one year from initial
purchase (See Note 3).
** Redemption price is NAV of Class C shares reduced by a
1.00% CDSC if shares
          are redeemed within the first year of purchase.
                    See Notes to Financial Statements.
Smith Barney
Managed Municipals Fund Inc. -------------------------------
-------------------------------------------------
Statement of Operations (unaudited)      -------------------
------------------------------------------------------------
-
For the Six Months Ended August 31, 1995

INVESTMENT INCOME:
     Interest        $ 78,203,462
------------------------------------------------------------
------------------------------EXPENSES:
     Investment advisory fees (Note 3)      3,774,328
     Distribution fees (Note 3)        3,233,550
     Administration fees (Note 3)      2,117,154
     Shareholder and system servicing fees         321,312
     Custody              132,301
     Registration fees             70,668
     Audit and legal               69,778
     Shareholder communications             62,856
     Directors' fees                   19,212
     Other                  195,472
------------------------------------------------------------
------------------------------Total Expenses
9,996,631
------------------------------------------------------------
------------------------------Net Investment Income
68,206,831
------------------------------------------------------------
------------------------------REALIZED AND UNREALIZED GAIN
ON
 INVESTMENTS AND FUTURES (NOTES 4 and 7): Realized Gain
(Loss) From:
          Security transactions (excluding short-term
securities)         50,458,051
          Futures contracts             (1,195,531)
------------------------------------------------------------
------------------------------Net Realized Gain
49,262,520
------------------------------------------------------------
------------------------------Net Change in Unrealized
Appreciation of Investments
     and Futures:
          Beginning of period      68,091,433
          End of period            79,474,034
------------------------------------------------------------
------------------------------Increase in Net Unrealized
Appreciation        11,382,601
------------------------------------------------------------
------------------------------Net Gain on Investments and
Futures        60,645,121
------------------------------------------------------------
------------------------------Increase in Net Assets From
Operations              $128,851,952
============================================================
===============================
               See Notes to Financial Statements.
30
Smith Barney
Managed Municipals Fund Inc. -------------------------------
------------------------------------------------Statements
of Changes in Net Assets      ------------------------------
--------------------------------------------------
For the Six Months Ended August 31, 1995 (unaudited) and the Year Ended February 28, 1995

                    August 31          February 28 ---------
------------------------------------------------------------
------------------------------
OPERATIONS:
Net investment income
$   68,206,831       $  133,163,756 Net realized gain (loss)
49,262,520          (13,267,083) Increase (decrease) in net
          unrealized appreciation
11,382,601          (33,873,453) ---------------------------
------------------------------------------------------------
------------
Increase in Net Assets From Operations
128,851,952           86,023,220
------------------------------------------------------------
---------------------------------------DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 2):
Net investment income
(68,532,140)        (132,342,978) Net realized gains
--          (41,104,797)
------------------------------------------------------------
---------------------------------------Decrease in Net
Assets From
          Distributions to Shareholders
(68,532,140)        (173,447,775) --------------------------
------------------------------------------------------------
-------------FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares
264,421,991          493,112,198
     Net asset value of shares issued for
     reinvestment of dividends
42,245,450          109,529,136 Cost of shares reacquired
(209,738,000)        (419,997,436)
------------------------------------------------------------
---------------------------------------Increase in Net
Assets From Fund
          Share Transactions
96,929,441          182,643,898 ----------------------------
------------------------------------------------------------
-----------Increase in Net Assets
157,249,253           95,219,343
NET ASSETS:
     Beginning of period
2,292,036,301        2,196,816,958 -------------------------
------------------------------------------------------------
--------------
End of period*
$2,449,285,554       $2,292,036,301
============================================================
======================================== *   Includes
overdistributed net investment income of:
$(637,899)           $(312,590)
============================================================
========================================
                         See Notes to Financial Statements.
Smith Barney
Managed Municipals Fund Inc. -------------------------------
-------------------------------------------------
Notes to Financial Statements (unaudited)  -----------------
------------------------------------------------------------
---
               1. Significant Accounting Policies
               Smith Barney Managed Municipals Fund Inc.
("Fund"), a Maryland corporation,
is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
               The significant accounting policies
consistently followed by the Fund are:
(a) security transactions are accounted for on trade date;
(b) securities are
 valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) short-term securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (d) gains or losses on the sale of securities are calculated by using the specific identification method;
(e) interest income, adjusted for amortization of premiums and accretion of original issue discounts, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (h) certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains, and net assets were not affected by this change.
               2. Exempt-Interest Dividends and Other
Distributions
The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.
Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.
3. Investment Advisory Agreement, Administration Agreement and Other
                    Transactions

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a
subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as
investment
32

Smith Barney
Managed Municipals Fund Inc. -------------------------------
------------------------------------------------Notes to
Financial Statements (unaudited) (continued)  --------------
------------------------------------------------------------
------
adviser to the Fund. The Fund pays SBMFM an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.
     SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.
In addition, The Boston Company Advisors, Inc. ("Boston
Advisors"), an
indirect wholly owned subsidiary of Mellon Bank Corporation, acted as administrator to the Fund. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of July 17, 1995 this relationship was terminated.
     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the six months ended August 31, 1995, SB received sales charges of approximately $1.5 million of the Fund's Class A shares.
     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and by 1.00% per year thereafter until no CDSC is incurred. Class C shares have a 1.00% CDSC if redemption occurs within the first year from the date such investment was made. For the six months ended August 31, 1995, CDSCs of approximately $587,000 were paid to SB.
     Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares, calculated at the annual rate of 0.15% of the average daily net assets for each class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55%, respectively, of the average daily net net assets for each class.
     All officers and one director of the Fund are employees
of SB.
Smith Barney
Managed Municipals Fund Inc. -------------------------------
------------------------------------------------Notes to
Financial Statements (unaudited) (continued)  --------------
------------------------------------------------------------
------
     4. Investments
     During the six months ended August 31, 1995, the aggregate cost of purchases and proceeds from sales (including maturities, but excluding shortterm securities) of investments were as follows:
============================================================
====================
Purchases
$1,164,525,742
------------------------------------------------------------
-------------------Sales
1,359,719,595
============================================================
====================
At August 31, 1995, the gross unrealized appreciation and
depreciation of
investments for Federal income tax purposes were as follows:
============================================================
==================== Gross unrealized appreciation
$101,253,054
Gross unrealized depreciation
(23,485,958)
------------------------------------------------------------
-------------------Net unrealized appreciation
$ 77,767,096
============================================================
====================
     5. Capital Loss Carryforwards
     At February 28, 1995, the Fund had available for Federal tax purposes unused capital loss carryforwards of $1,065,155 expiring in the year 2003. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.
     6. Capital Shares
     At August 31, 1995, there were one billion shares of $0.01 par value capital stock authorized. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. At August 31, 1995, total paid-in capital amounted to the following for each class:

                         Class A          Class B
Class C         Class Y
============================================================
=====================================
Total Paid-in Capital      $1,706,900,157    $621,568,380
$14,955,953     $4,876,336
============================================================
=====================================
     Transactions in shares of each class were as follows:

                    Six Months Ended
Year Ended
               August 31, 1995                  February 28,
1995 ----------------------------     ----------------------
------
Shares          Amount           Shares          Amount
============================================================
=================================
Class A
Shares sold      8,107,090    $ 127,537,484      17,117,100
$ 259,346,666
Shares issued on reinvestment   2,054,806       32,259,033
5,781,236       86,678,010
Shares redeemed     (10,171,762)    (160,367,050)
(22,890,002)    (345,915,622)
------------------------------------------------------------
--------------------------------Net Increase (Decrease)
(9,866)   $    (570,533)          8,334    $     109,054
============================================================
=================================
34
Smith Barney
Managed Municipals Fund Inc. -------------------------------
-------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
 -----------------------------------------------------------
---------------------

Six Months Ended                      Year Ended August 31,
1995*                  February 28, 1995+
 -----------------------------       -----------------------
-----Shares       Amount            Shares            Amount
============================================================
========================================
Class B
Shares sold          6,766,148     $106,555,513
14,985,398      $ 228,523,461
Shares issued on reinvestment            619,836
9,732,796        1,526,136         22,776,341
Shares redeemed          (2,129,108)     (33,525,309)
(4,930,470)       (73,869,017)
------------------------------------------------------------
---------------------------------------Net Increase
5,256,876 $ 82,763,000       11,581,064      $ 177,430,785
============================================================
======================================== Class C
Shares sold               650,586  $ 10,223,097
357,851      $   5,242,071
Shares issued on reinvestment             12,777
200,778            5,107             74,785
Shares redeemed                (35,809)     (565,336)
(14,256)          (212,797)
------------------------------------------------------------
---------------------------------------Net Increase
627,554   $  9,858,539          348,702      $   5,104,059
============================================================
======================================== Class Y
Shares sold          1,287,175     $ 20,105,897
--      --
Shares issued on reinvestment              3,339
52,843               --     --
Shares redeemed               (962,396)  (15,280,305)
--      --
------------------------------------------------------------
---------------------------------------Net Increase
328,118   $  4,878,435               --    --
============================================================
========================================
(*) For Class Y shares, transactions are for the period from April 4, 1995
          (inception date) to August 31, 1995.
     + For Class C shares transactions are for the period from November 9, 1994
          (inception date) to March 31, 1995.
               7. Futures Contracts
               Initial margin deposits are made upon
entering into futures contracts and
 are recognized as assets. The initial margin is segregated by the custodian as noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
At August 31, 1995, the Fund had the following open futures contracts:

                    Expiration        # of             Basis
Market    Unrealized
Futures contracts sold   Month/Year      Contracts
Value           Value       Gain
============================================================
=============================================
U.S. Government Long
     Bond Index        9/95         2300
$261,752,344     $260,259,375 $1,492,969
Municipal Bond Index        9/95         1300
148,982,719      148,768,750     213,969
------------------------------------------------------------
--------------------------------------------$1,706,938
============================================================
=============================================
Smith Barney
Managed Municipals Fund Inc. -------------------------------
-------------------------------------------------
Financial Highlights    ------------------------------------
--------------------------------------------
For a share of each class of capital stock outstanding throughout each period:

 Class A Shares                             1995(1)
1995          1994          1993          1992
============================================================
================================================
Net Asset Value, Beginning of Period       $15.47
$16.13        $16.71        $15.62        $14.98 -----------
------------------------------------------------------------
------------------------------------Income From Operations:
     Net investment income    0.47 0.95 0.90 1.00 1.05
     Net realized and unrealized
          gain (loss) on investments    0.40          (0.37)
0.30 1.64 0.66
------------------------------------------------------------
-----------------------------------------------Total Income
From Operations     0.87 0.58 1.20 2.64 1.71
------------------------------------------------------------
-----------------------------------------------Less
Distributions From:
Net investment income                     (0.47)
(0.95)        (0.87)        (1.00)        (1.05)
Overdistribution of net income      --          (0.00)*
(0.01)     --   --
     Net realized gains   --          (0.29)        (0.90)
(0.52)     --
     Capital    --   --   --         (0.03)        (0.02)
------------------------------------------------------------
-----------------------------------------------Total
Distributions                         (0.47)         (1.24)
(1.78)        (1.55)        (1.07) -------------------------
------------------------------------------------------------
----------------------Net Asset Value, End of Period
$15.87         $15.47        $16.13        $16.71
$15.62 -----------------------------------------------------
------------------------------------------------------Total
Return    5.66%++   4.11%     7.41%     17.92%    11.79%
------------------------------------------------------------
-----------------------------------------------Net Assets,
End of Period (millions)       $1,817         $1,772
$1,847        $1,795        $1,598 -------------------------
------------------------------------------------------------
----------------------Ratios to Average Net Assets:
     Expenses  0.71%+    0.71%     0.72%     0.64%     0.59%
     Net investment income    5.79 6.25 5.43 6.30 6.83
------------------------------------------------------------
-----------------------------------------------Portfolio
Turnover Rate   53%+     100% 131% 206% 173%
============================================================
================================================
(1) For the six months ended August 31, 1995 (unaudited).
 *  Amount represents less than $0.01.
++  Total return is not annualized, as it may not be
representative of the
          total return for the year.
 +  Annualized.
36

Smith Barney
Managed Municipals Fund Inc. -------------------------------
-------------------------------------------------
Financial Highlights (continued)    ------------------------
--------------------------------------------------------
For a share of each class of capital stock outstanding throughout each period:

Class B Shares                                       1995(1)
1995    1994        1993(2)
============================================================
=========================================
Net Asset Value, Beginning of Period                 $15.47
$16.13     $16.71        $15.81
------------------------------------------------------------
-----------------------------------------  Income From
Operations:
     Net investment income    0.43 0.86      0.81 0.32
     Net realized and unrealized gain (loss)
          on investments 0.40         (0.37)      0.31 1.42
------------------------------------------------------------
-----------------------------------------  Total Income From
Operations     0.83 0.49      1.12 1.74
------------------------------------------------------------
-----------------------------------------  Less
Distributions From:
     Net investment income
(0.43)        (0.86)       (0.79)        (0.31)
     Overdistribution of net income      --         (0.00)*
(0.01)     --
     Net realized gains   --         (0.29)    (0.90)
(0.52)
     Capital    --   --        --         (0.01)
------------------------------------------------------------
-----------------------------------------  Total
Distributions                                   (0.43)
(1.15)      (1.70)        (0.84)
------------------------------------------------------------
-----------------------------------------  Net Asset Value,
End of Period                       $15.87        $15.47
$16.13        $16.71
------------------------------------------------------------
-----------------------------------------  Total Return
5.38%++   3.54%          6.86%     11.26%++
------------------------------------------------------------
-----------------------------------------  Net Assets, End
of Period (000s)                   $611,209      $514,675
$349,633       $61,355    Ratios to Average Net Assets:
     Expenses  1.23%+    1.23%          1.25%     1.24%+
     Net investment income    5.30+     5.73      4.90 5.70+
------------------------------------------------------------
-----------------------------------------  Portfolio
Turnover Rate   53% 100%      131% 206%
============================================================
=========================================
(1) For the six months ended August 31, 1995 (unaudited).
(2) For the period from November 6, 1992 (inception date) to
February 28,   1993.
 *  Amount represents less than $0.01.
 ++ Total return is not annualized, as it may not be
representative of the total
          return for the year.
 +  Annualized.
Smith Barney
Managed Municipals Fund Inc. -------------------------------
-------------------------------------------------
Financial Highlights (continued)    ------------------------
--------------------------------------------------------
For a share of each class of capital stock outstanding throughout each period:

Class C Shares            1995(1)         1995(2)
============================================================
===============================
 Net Asset Value, Beginning of Period              $15.47
$14.30
------------------------------------------------------------
------------------------------Income From Operations:
     Net investment income         0.43          0.27
     Net realized and unrealized gain on investments
0.39          1.46
------------------------------------------------------------
------------------------------Total Income From Operations
0.82          1.73
 -----------------------------------------------------------
-------------------------------Less Distributions From:
     Net investment income
(0.43)         (0.27)
     Overdistribution of net income
--        (0.00)*
     Net realized gains
--        (0.29)
     Capital
--              --
------------------------------------------------------------
------------------------------Total Distributions
(0.43)         (0.56)
------------------------------------------------------------
------------------------------Net Asset Value, End of Period
$15.86    $15.47
------------------------------------------------------------
------------------------------Total Return
5.32%++        12.36%++
------------------------------------------------------------
------------------------------Net Assets, End of Period
(000s)                                  $15,488   $5,395
------------------------------------------------------------
------------------------------Ratios to Average Net Assets:
     Expenses
1.27%+              1.29%+
     Net investment income
5.22+               5.67+
------------------------------------------------------------
------------------------------Portfolio Turnover Rate
53%            100%
============================================================
===============================
(1) For the period six months ended August 31, 1995
(unaudited).
(2) For the period from November 9, 1994 (inception date) to
February 28, 1995.
 *  Amount represents less than $0.01.
 ++ Total return is not annualized, as it may not be
representative of the total
          return for the year.
 +  Annualized.
38
Smith Barney
Managed Municipals Fund Inc. -------------------------------
-------------------------------------------------
Financial Highlights (continued)    ------------------------
--------------------------------------------------------
For a share of each class of capital stock outstanding throughout each period:

Class Y Shares
1995(1)
============================================================
=============================
 Net Asset Value, Beginning of Period
$15.63 -----------------------------------------------------
-----------------------------------Income From Operations:
     Net investment income    0.40
     Net realized and unrealized gain on investments   0.23
------------------------------------------------------------
----------------------------Total Income From Operations
0.63
------------------------------------------------------------
----------------------------Less Distributions From:
Net investment income
(0.40) Overdistribution of net income        --
     Net realized gains       --
     Capital        --
------------------------------------------------------------
----------------------------Total Distributions
(0.40) -----------------------------------------------------
-----------------------------------Net Asset Value, End of
Period (000s)
$15.86 -----------------------------------------------------
-----------------------------------Total Return   4.82%++
------------------------------------------------------------
-----------------------------
     Net Assets, End of Period (000s)      $5,205
------------------------------------------------------------
----------------------------Ratios to Average Net Assets:
     Expenses       0.69%+
     Net investment income         5.95+
------------------------------------------------------------
----------------------------Portfolio Turnover Rate
53%
============================================================
=============================
(1) For the period from April 4, 1995 (inception date) to
August 31, 1995
          (unaudited).
++  Total return is not annualized, as it may not be
representative of the total
          return for the year.
 +  Annualized.
Smith Barney
Managed Municipals Fund Inc. -------------------------------
------------------------------------------------Additional
Information        -----------------------------------------
---------------------------------------
               Change in Independent Auditor: On August 19,
1994, based upon the
 recommendation of the Audit Committee of the Fund, the Board of Directors determined not to retain Coopers & Lybrand L.L.P. ("Coopers & Lybrand") as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities & Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at
(212) 723-9218.
40
Smith Barney
Managed
Municipals
Fund Inc.
Directors
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon
Cornelius C. Rose
Officers
 Heath B. McLendon
Chairman and Investment Officer
Jessica M. Bibliowicz
President
Joseph P. Deane
Vice President and
Investment Officer
David Fare
Investment Officer
Lewis E. Daidone
Senior Vice President
and Treasurer
Thomas M. Reynolds
Controller
Christina T. Sydor
Secretary
 [LOGO OF SMITH BARNEY APPEARS HERE]
Investment Adviser
Smith Barney Mutual Funds
Management Inc.
Distributor
Smith Barney Inc.
Custodian
PNC Bank
Shareholder
Servicing Agent
The Shareholder Services Group, Inc
P.O. Box 9134
Boston, MA 02205-9134
This report is submitted for the general information of the shareholders of Smith Barney Managed Municipals Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.
Smith Barney Managed
Municipals Fund Inc.
388 Greenwich Street
 New York, New York 10013
FD 0435 10/95
82107